INVESTMENT PROPERTY	12 Months Ended
Dec. 31, 2019
INVESTMENT PROPERTY
INVESTMENT PROPERTY

13.           INVESTMENT PROPERTY

	2019	2018
	RMB’000	RMB’000
Cost
At December 31, 2019 and 2018	37,253	37,253
Accumulated depreciation
As of beginning of the year	(1,886)	(1,750)
Depreciation for the year	—	(136)
As of end of the year	(1,886)	(1,886)

Impairment for the year
As of beginning of the year	(35,367)	(30,509)
Impairment losses recognized in profit or loss transferred from property, plant and equipment	—	(4,858)
As of end of the year	(35,367)	(35,367)

Carrying amount
At December 31, 2019 and 2018	—	—

The fair value of this investment property, which is the estimation of the depreciated replacement cost, as of December 31, 2019 was RMB 35,400,000.

At the end of the reporting period, the Company assessed the recoverable amount of investment property, and determined that carrying amount was impaired by RMB nil (2018: 4,858,000).